Share Based Payments (Details) - Schedule of share options were issued to employees and consultants as share based payments - Options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Options granted to employees
Total options	10,000,000	70,164,690
Total options	$ 2,371,867	$ 4,521,507
Unlisted options [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,399,999
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2025
Exercise price of options granted to Directors	$ 0.26
Total fair value of options granted to Directors	$ 298,200
Unlisted options [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees	533,333
Grant date of uoptions granted to employees	Apr. 29, 2022
Expiry date of options granted to employees	Jul. 01, 2025
Exercise price of options granted to employees	$ 0.26
Total fair value of options granted to employees	$ 139,200
Unlisted options [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties		10,000,000
Grant date of options granted to third parties		Nov. 20, 2020
Expiry date of options granted to third parties		Nov. 20, 2023
Exercise price of options granted to third parties		$ 0.15
Total fair value of options granted to third parties		$ 647,348
Unlisted options One [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,399,999
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2026
Exercise price of options granted to Directors	$ 0.31
Total fair value of options granted to Directors	$ 309,400
Unlisted options One [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees	533,333
Grant date of uoptions granted to employees	Apr. 29, 2022
Expiry date of options granted to employees	Jul. 01, 2026
Exercise price of options granted to employees	$ 0.31
Total fair value of options granted to employees	$ 143,467
Unlisted options One [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties		10,000,000
Grant date of options granted to third parties		Nov. 20, 2020
Expiry date of options granted to third parties		Nov. 20, 2023
Exercise price of options granted to third parties		$ 0.25
Total fair value of options granted to third parties		$ 527,766
Unlisted options Two [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,400,002
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2027
Exercise price of options granted to Directors	$ 0.35
Total fair value of options granted to Directors	$ 324,800
Unlisted options Two [Member] | Options granted to employees [Member]
Options granted to employees
Number of options granted to employees	533,334
Grant date of uoptions granted to employees	Apr. 29, 2022
Expiry date of options granted to employees	Jul. 01, 2027
Exercise price of options granted to employees	$ 0.35
Total fair value of options granted to employees	$ 148,800
Unlisted options Two [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties		10,000,000
Grant date of options granted to third parties		Feb. 25, 2021
Expiry date of options granted to third parties		Nov. 20, 2023
Exercise price of options granted to third parties		$ 0.2
Total fair value of options granted to third parties		$ 1,352,588
Unlisted options Three [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,399,999
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2026
Exercise price of options granted to Directors	$ 0.26
Total fair value of options granted to Directors	$ 326,200
Unlisted options Three [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties		10,000,000
Grant date of options granted to third parties		Feb. 25, 2021
Expiry date of options granted to third parties		Nov. 20, 2023
Exercise price of options granted to third parties		$ 0.25
Total fair value of options granted to third parties		$ 1,253,140
Unlisted options Four [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,399,999
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2027
Exercise price of options granted to Directors	$ 0.31
Total fair value of options granted to Directors	$ 334,600
Unlisted options Four [Member] | Options granted to third parties [Member]
Options granted to third parties
Number of options granted to third parties		30,164,690
Grant date of options granted to third parties		Oct. 02, 2020
Expiry date of options granted to third parties		Sep. 30, 2021
Exercise price of options granted to third parties		$ 0.08
Total fair value of options granted to third parties		$ 740,665
Unlisted options Five [Member] | Options granted to Directors [Member]
Options granted to Directors
Number of options granted to Directors	1,400,002
Grant date of options granted to Directors	Jun. 09, 2022
Expiry date of options granted to Directors	Jul. 01, 2028
Exercise price of options granted to Directors	$ 0.35
Total fair value of options granted to Directors	$ 347,200